RULE 497 FILING

On behalf of the Goldman Sachs Short-Term Conservative Income Fund (the “Fund”), a series of Goldman Sachs Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the prospectuses filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(c) (Accession No. 0001193125-20-208122) on August 3, 2020 which are incorporated by reference into this Rule 497 Filing.